Leases: Lessee, Operating Lease, Disclosure (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Details
Operating Leases, Future Minimum Payments, Next Rolling 12 Months	$ 13,500	$ 18,000
Operating Leases, Future Minimum Payments, Due in Two Years	1,500	1,500
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	15,000	19,500
Imputed Interest	793	1,299
Operating Leases, Future Minimum Payments Due	14,207	18,201
Imputed Interest	$ (793)	$ (1,299)